UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-23439
Exact name of registrant as specified in charter:	ETF Opportunities Trust
Address of principal executive offices:	8730 Stony Point Parkway, Suite 205 Richmond, VA 23235
Name and address of agent for service	The Corporation Trust Co., Corporation Trust Center, 1209 Orange St., Wilmington, DE 19801 With Copy to: Practus, LLP 11300 Tomahawk Creek Parkway, Suite 310 Leawood, KS 66211
Registrant’s telephone number, including area code:	(804) 267-7400
Date of fiscal year end:	July 31
Date of reporting period:	January 31, 2025

WealthTrust DBS Long Term Growth ETF

ITEM 1.(a).  Reports to Stockholders.

WealthTrust DBS Long Term Growth ETF Tailored Shareholder Report

semi-annual Shareholder Report January 31, 2025 WealthTrust DBS Long Term Growth ETF ticker: WLTG (Listed on the NYSE Floor)

This semi-annual shareholder report contains important information about the WealthTrust DBS Long Term Growth ETF for the period of August 1, 2024 to January 31, 2025. You can find additional information about the Fund at wealthtrustetf.com. You can also contact us at (844) 444-3863.

What were the Fund costs for the period?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
WealthTrust DBS Long Term Growth ETF	$36	0.67%¹

¹	Annualized.

Sector Breakdown

LARGE CAP ETFS
22.28%
COMMUNICATION SERVICES
11.79%
INFORMATION TECHNOLOGY
10.98%
CONSUMER DISCRETIONARY
10.76%
FINANCIALS
9.63%
INDUSTRIALS
8.84%
HEALTH CARE
6.93%
ENERGY
4.27%
METALS ETFS
4.15%
SMALL CAP ETFS
1.96%
BONDS ETFS
1.96%
CONSUMER STAPLES
1.95%
CRYPTO ETFS
1.46%

Top Ten Holdings
Invesco QQQ Trust Series	11.38%
iShares Russell 1000 ETF	6.91%
Amazon.com, Inc.	4.66%
Meta Platforms, Inc.	4.60%
Invesco S&P 500® Equal Weight ETF	4.00%
Netflix, Inc.	3.94%
Royal Caribbean Cruises	3.27%
Alphabet, Inc. Class A	3.25%
SPDR Gold Shares	3.13%
Nvidia Corp.	2.87%

For additional information about the Fund; including its summary prospectus, prospectus, financial information, holdings and proxy voting information, visit wealthtrustetf.com.

Key Fund Statistics

(as of January 31, 2025)

Fund Net Assets	$44,270,433
Number of Holdings	38
Total Advisory Fee Paid	$119,122
Portfolio Turnover Rate	118.12%

What did the Fund invest in?

(% of Net Assets as of January 31, 2025)

ITEM 1.(b).

Not applicable.

ITEM 2.	CODE OF ETHICS.

Not applicable when filing a semi-annual report to shareholders.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable when filing a semi-annual report to shareholders.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable when filing a semi-annual report to shareholders.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable when filing a semi-annual report to shareholders.

ITEM 6.	INVESTMENTS.

(a)	The Registrant’s Schedule of Investments is included as part of the Financial Statements and Financial Highlights filed under Item 7 of this Form.

(b)	Not applicable.

ITEM 7.	FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

FINANCIAL STATEMENTS

AND OTHER INFORMATION

For the Six Months Ended January 31, 2025 (unaudited)

WealthTrust DBS Long Term Growth ETF

FINANCIAL STATEMENTS | January 31, 2025

WEALTHTRUST DBS LONG TERM GROWTH ETF

Schedule of InvestmentsJanuary 31, 2025 (unaudited)

See Notes to Financial Statements

		Shares	Value
65.15%	COMMON STOCKS

11.79%	COMMUNICATION SERVICES
	Alphabet, Inc. Class A	7,042	$1,436,709
	Meta Platforms, Inc.	2,957	2,037,905
	Netflix, Inc.(A)	1,788	1,746,447
			5,221,061

10.76%	CONSUMER DISCRETIONARY
	Amazon.com, Inc.(A)	8,681	2,063,300
	Norwegian Cruise Line Holdings Ltd. ADR(A)	25,376	719,410
	Pulte Group, Inc.	4,692	533,856
	Royal Caribbean Cruises ADR	5,424	1,446,038
			4,762,604

1.95%	CONSUMER STAPLES
	Costco Wholesale Corp.	880	862,294

4.27%	ENERGY
	Baker Hughes Co.	15,020	693,624
	Cheniere Energy, Inc.	5,349	1,196,304
			1,889,928

9.63%	FINANCIALS
	Ameriprise Financial, Inc.	1,209	656,922
	Bank Of New York Mellon	11,071	951,331
	Interactive Brokers Group, Inc.	4,844	1,053,279
	The Progressive Corp	2,874	708,269
	Synchrony Financial	12,951	893,360
			4,263,161

6.93%	HEALTH CARE
	Bristol-Myers Squibb Co.	11,546	680,637
	Eli Lilly & Co.	1,329	1,077,925
	ResMed, Inc.	2,772	654,691
	Tenet Healthcare Corp.(A)	4,637	653,307
			3,066,560

FINANCIAL STATEMENTS | January 31, 2025

WEALTHTRUST DBS LONG TERM GROWTH ETF

Schedule of Investments - continuedJanuary 31, 2025 (unaudited)

See Notes to Financial Statements

		Shares	Value
8.84%	INDUSTRIALS
	Caterpillar, Inc.	1,602	$595,047
	EMCOR Group, Inc.	1,615	723,617
	L3Harris Technologies, Inc.	2,640	559,706
	Leidos Holdings, Inc.	4,034	572,949
	RTX Corp.	5,046	650,682
	Vertiv Holdings Co.	6,942	812,353
			3,914,354

10.98%	INFORMATION TECHNOLOGY
	Apple, Inc.	1,849	436,364
	Arm Holdings plc ADR(A)	7,218	1,151,632
	Microsoft Corp.	2,202	913,962
	Nvidia Corp.	10,577	1,269,980
	Taiwan Semiconductor Manufacturing Co. Ltd. ADR	5,202	1,088,883
			4,860,821

65.15%	TOTAL COMMON STOCKS
	(Cost: $22,137,170)		28,840,783

31.81%	EXCHANGE TRADED FUNDS

1.96%	BONDS
	SPDR Bloomberg 3-12 Month	8,722	868,013

1.46%	CRYPTO
	iShares Bitcoin Trust(A)	11,179	645,140

22.28%	LARGE CAP
	Invesco QQQ Trust Series	9,642	5,035,920
	Invesco S&P 500® Equal Weight ETF	9,767	1,770,171
	iShares Russell 1000 ETF	9,206	3,057,865
			9,863,956

4.15%	METALS
	iShares Silver Trust(A)	15,837	451,513
	SPDR Gold Shares(A)	5,362	1,386,399
			1,837,912

1.96%	SMALL CAP
	iShares Russell 2000 ETF	3,828	866,965

FINANCIAL STATEMENTS | January 31, 2025

WEALTHTRUST DBS LONG TERM GROWTH ETF

Schedule of Investments - continuedJanuary 31, 2025 (unaudited)

See Notes to Financial Statements

		Value
31.81%	TOTAL EXCHANGE TRADED FUNDS
	(Cost: $13,543,619)	$14,081,986

96.96%	TOTAL INVESTMENTS
	(Cost: $35,680,789)	42,922,769
3.04%	Other assets, net of liabilities	1,347,664
100.00%	NET ASSETS	$44,270,433

(A)Non-income producing.

ADR - Security represented is held by the custodian in the form of American Depositary Receipts.

FINANCIAL STATEMENTS | January 31, 2025

See Notes to Financial Statements

WEALTHTRUST DBS LONG TERM GROWTH ETF

Statement of Assets and LiabilitiesJanuary 31, 2025 (unaudited)

ASSETS
Investments at value (cost of $35,680,789) (Note 1)	$42,922,769
Cash	1,364,102
Dividends receivable	7,410
TOTAL ASSETS	44,294,281

LIABILITIES
Accrued advisory fees	23,848
TOTAL LIABILITIES	23,848
NET ASSETS	$44,270,433

Net Assets Consist of:
Paid-in capital	$35,632,867
Distributable earnings ( accumulated deficit)	8,637,566
Net Assets	$44,270,433

NET ASSET VALUE PER SHARE
Net Assets	$44,270,433
Shares Outstanding (unlimited number of shares of beneficial interest authorized without par value)	1,435,000
Net Asset Value and Offering Price Per Share	$30.85

FINANCIAL STATEMENTS | January 31, 2025

WEALTHTRUST DBS LONG TERM GROWTH ETF

Statement of OperationsSix Months Ended January 31, 2025 (unaudited)

See Notes to Financial Statements

INVESTMENT INCOME
Dividend income	$150,175
Total investment income	150,175

EXPENSES
Investment advisory fees (Note 2)	119,122
Total expenses	119,122
Net investment income (loss)	31,053

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on investments	1,459,434
Net change in unrealized appreciation (depreciation) of investments	2,972,523

Net realized and unrealized gain (loss) on investments	4,431,957

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$4,463,010

FINANCIAL STATEMENTS | January 31, 2025

See Notes to Financial Statements

WEALTHTRUST DBS LONG TERM GROWTH ETF

Statements of Changes in Net Assets

	Six Months Ended January 31, 2025 (unaudited)	Year Ended July 31, 2024
INCREASE (DECREASE) IN NET ASSETS FROM

OPERATIONS
Net investment income (loss)	$31,053	$36,328
Net realized gain (loss) on investments	1,459,434	1,574,464
Net change in unrealized appreciation (depreciation) of investments	2,972,523	2,770,658
Increase (decrease) in net assets from operations	4,463,010	4,381,450

DISTRIBUTIONS TO SHAREHOLDERS
Distributions from earnings	(212,244)	(119,565)
Decrease in net assets from distributions	(212,244)	(119,565)

CAPITAL STOCK TRANSACTIONS (NOTE 5)
Shares sold	10,945,810	9,668,643
Increase (decrease) in net assets from capital stock transactions	10,945,810	9,668,643

NET ASSETS
Increase (decrease) during period	15,196,576	13,930,528
Beginning of period	29,073,857	15,143,329
End of period	$44,270,433	$29,073,857

FINANCIAL STATEMENTS | January 31, 2025

See Notes to Financial Statements

WEALTHTRUST DBS LONG TERM GROWTH ETF

Financial HighlightsSelected Per Share Data Throughout Each Period

	Six Months Ended January 31, 2025 (unaudited)	Years Ended July 31,		December 6, 2021(1) through July 31, 2022
		2024	2023
Net asset value, beginning of period	$27.30	$22.43	$21.15	$25.00
Investment activities
Net investment income (loss)(2)	0.03	0.04	0.20	0.05
Net realized and unrealized gain (loss) on investments	3.68	4.99	1.17	(3.90)
Total from investment activities	3.71	5.03	1.37	(3.85)

Distributions
Net investment income	(0.02)	(0.16)	(0.09)	— (3)
Net realized gain	(0.14)	—	—	—
Total distributions	(0.16)	(0.16)	(0.09)	—
Net asset value, end of period	$30.85	$27.30	$22.43	$21.15

Total Return(4)	13.62%	22.55%	6.55%	(15.41%)

Ratios/Supplemental Data
Ratios to average net assets(5)
Expenses	0.67%	0.67%	0.67%	0.67%
Net investment income (loss)(6)	0.17%	0.18%	0.95%	0.35%
Portfolio turnover rate(7)	118.12%	113.30%	99.98%	146.48%
Net assets, end of period (000’s)	$44,270	$29,074	$15,143	$10,044

(1)Commencement of Operations.

(2)Per share amounts calculated using the average shares outstanding during the period.

(3)Less than $0.005 per share.

(4)Total return is for the period indicated and has not been annualized for periods less than one year.

(5)Ratios to average net assets have been annualized. Ratios do not include expenses of the mutual funds and ETF’s in which the Fund invests.

(6)Recognition of net investment income by the Fund is affected by the timing of the declarations of dividends by the underlying mutual funds and ETF’s in which the Fund invests.

(7)Portfolio turnover rate is for the period indicated and excludes the effect of securities received or delivered from processing in-kind creations or redemptions and has not been annualized for periods less than one year.

FINANCIAL STATEMENTS | January 31, 2025

WEALTHTRUST DBS LONG TERM GROWTH ETF

Notes to Financial StatementsJanuary 31, 2025 (unaudited)

NOTE 1 – ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

The WealthTrust DBS Long Term Growth ETF (the “Fund”) is a diversified series of ETF Opportunities Trust, a Delaware statutory trust (the “Trust”) which was organized on March 18, 2019 and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”) as an open-end management investment company. The offering of the Fund’s shares is registered under the Securities Act of 1933, as amended. The Fund commenced operations on December 6, 2021.

The Fund’s objective is to seek long-term growth of capital with a secondary objective of providing dividend income.

The Fund is deemed to be an individual reporting segment and is not part of a consolidated reporting entity. The objective and strategy of the Fund is used by WealthTrust Asset Management, LLC (the “Advisor”) to make investment decisions, and the results of the Fund’s operations, as shown in its Statement of Operations and Financial Highlights, is the information utilized for the day-to-day management of the Fund. The Fund and the Advisor are parties to expense agreements as disclosed in the Notes to the Financial Statements, and resources are not allocated to the Fund based on performance measurements. Due to the significance of oversight and its role in the Fund’s management, the Advisor’s portfolio manager is deemed to be the Chief Operating Decision Maker.

The following is a summary of significant accounting policies consistently followed by the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The Fund follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 “Financial Services – Investment Companies”.

Security Valuation

The Fund records its investments at fair value. Generally, the Fund’s domestic securities (including underlying ETFs which hold portfolio securities primarily listed on foreign (non-U.S.) exchanges) are valued each day at the last quoted sales price on each security’s primary exchange. Securities traded or dealt in upon one or more securities exchanges for which market quotations are readily available and not subject to restrictions against resale are valued at the last quoted sales price on the primary exchange or, in the absence of a sale on the primary exchange, at the mean between the current bid and ask prices on such exchange. Securities primarily traded in the NASDAQ National Market System for which market quotations are readily available are valued using the NASDAQ

FINANCIAL STATEMENTS | January 31, 2025

WEALTHTRUST DBS LONG TERM GROWTH ETF

Notes to Financial Statements - continuedJanuary 31, 2025 (unaudited)

Official Closing Price. If market quotations are not readily available, securities are at their fair market value as determined in good faith under procedures approved by the Trust’s Board of Trustees (the “Board”). Although the Board is ultimately responsible for fair value determinations under Rule 2a-5 of the 1940 Act, the Board has delegated day-to-day responsibility for oversight of the valuation of the Fund’s assets to the Advisor as the Valuation Designee pursuant to the Fund’s policies and procedures. Securities that are not traded or dealt in any securities exchange (whether domestic or foreign) and for which over-the-counter market quotations are readily available generally are valued at the last sale price or, in the absence of a sale, at the mean between the current bid and ask price on such over-the- counter market.

The Fund has a policy that contemplates the use of fair value pricing to determine the Net Asset Value (“NAV”) per share of the Fund when market prices are unavailable as well as under special circumstances, such as: (i) if the primary market for a portfolio security suspends or limits trading or price movements of the security; and (ii) when an event occurs after the close of the exchange on which a portfolio security is principally traded that is likely to have changed the value of the security. Since most of the Fund’s investments are traded on U.S. securities exchanges, it is anticipated that the use of fair value pricing will be limited.

When the Fund uses fair value pricing to determine the NAV per share of the Fund, securities will not be priced on the basis of quotations from the primary market in which they are traded, but rather may be priced by another method that the Valuation Designee believes accurately reflects fair value. Any method used will be approved by the Board and results will be monitored to evaluate accuracy. The Fund’s policy is intended to result in a calculation of the Fund’s NAV that fairly reflects security values as of the time of pricing.

The Fund has adopted fair valuation accounting standards that establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs used to develop the measurements of fair value. These inputs are summarized in the three broad levels listed below.

Various inputs are used in determining the value of the Fund’s investments. GAAP established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments).

FINANCIAL STATEMENTS | January 31, 2025

WEALTHTRUST DBS LONG TERM GROWTH ETF

Notes to Financial Statements - continuedJanuary 31, 2025 (unaudited)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the level of inputs used to value the Fund’s investments as of January 31, 2025:

	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$28,840,783	$—	$—	$28,840,783
Exchange Traded Funds	14,081,986	—	—	14,081,986
	$42,922,769	$—	$—	$42,922,769

Refer to the Fund’s Schedule of Investments for a listing of the securities by type and sector.

The Fund held no Level 3 securities at any time during the six months ended January 31, 2025.

Security Transactions and Income

Security transactions are accounted for on the trade date. The cost of securities sold is determined generally on specific identification basis. Realized gains and losses from security transactions are determined on the basis of identified cost for book and tax purposes. Dividends are recorded on the ex-dividend date. Interest income is recorded on an accrual basis. Long-term capital gain distributions from underlying funds are classified to realized gains for financial reporting purposes. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules.

Accounting Estimates

In preparing financial statements in conformity with GAAP, management makes estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements, as well as the reported amounts of investment income and expenses during the reporting period. Actual results could differ from those estimates.

FINANCIAL STATEMENTS | January 31, 2025

WEALTHTRUST DBS LONG TERM GROWTH ETF

Notes to Financial Statements - continuedJanuary 31, 2025 (unaudited)

Federal Income Taxes

The Fund has complied and intends to continue to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. The Fund also intends to distribute sufficient net investment income and net capital gains, if any, so that it will not be subject to excise tax on undistributed income and gains. Therefore, no federal income tax or excise provision is required.

Management has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken in the Fund’s tax returns. The Fund has no examinations in progress and management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. Interest and penalties, if any, associated with any federal or state income tax obligations are recorded as income tax expense as incurred.

Reclassification of Capital Accounts

GAAP requires that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. For the six months ended January 31, 2025, there were no such reclassifications.

Dividends and Distributions

Dividends from net investment income, if any, are declared and paid at least annually by the Fund. The Fund distributes its net realized capital gains, if any, to shareholders annually. The Fund may also pay a special distribution at the end of a calendar year to comply with federal tax requirements. All distributions are recorded on the ex-dividend date.

Creation Units

The Fund issues and redeems shares to certain institutional investors (typically market makers or other broker-dealers) only in large blocks of at least 10,000 shares known as “Creation Units.” Purchasers of Creation Units (“Authorized Participants”) will be required to pay to Citibank, N.A. (the “Custodian”) a fixed transaction fee (“Creation Transaction Fee”) in connection with creation orders that is intended to offset the transfer and other transaction costs associated with the issuance of Creation Units. The standard Creation Transaction Fee will be the same regardless of the number of Creation Units purchased by an investor on the applicable Business Day. The Creation Transaction Fee charged by the

FINANCIAL STATEMENTS | January 31, 2025

WEALTHTRUST DBS LONG TERM GROWTH ETF

Notes to Financial Statements - continuedJanuary 31, 2025 (unaudited)

Custodian for each creation order is $250. Authorized Participants wishing to redeem shares will be required to pay to the Custodian a fixed transaction fee (“Redemption Transaction Fee”) to offset the transfer and other transaction costs associated with the redemption of Creation Units. The standard Redemption Transaction Fee will be the same regardless of the number of Creation Units redeemed by an investor on the applicable Business Day. The Redemption Transaction Fee charged by the Custodian for each redemption order is $250.

Except when aggregated in Creation Units, shares are not redeemable securities. Shares of the Fund may only be purchased or redeemed by Authorized Participants. An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a Depository Trust Company (“DTC”) participant and, in each case, must have executed an agreement with the Fund’s principal underwriter (the “Distributor”) with respect to creations and redemptions of Creation Units (“Participation Agreement”). Most retail investors will not qualify as Authorized Participants or have the resources to buy and sell whole Creation Units. Therefore, they will be unable to purchase or redeem the shares directly from the Fund. Rather, most retail investors will purchase shares in the secondary market with the assistance of a broker and will be subject to customary brokerage commissions or fees. The following table discloses the Creation Unit breakdown based on the NAV as of January 31, 2025:

	Creation Unit Shares	Creation Transaction Fee	Value
WealthTrust DBS Long Term Growth ETF	10,000	$250	$308,500

To the extent contemplated by a participant agreement, in the event an Authorized Participant has submitted a redemption request in proper form but is unable to transfer all or part of the shares comprising a Creation Unit to be redeemed to the Distributor, on behalf of the Fund, by the time as set forth in a participant agreement, the Distributor may nonetheless accept the redemption request in reliance on the undertaking by the Authorized Participant to deliver the missing shares as soon as possible, which undertaking shall be secured by the Authorized Participant’s delivery and maintenance of collateral equal to a percentage of the value of the missing shares as specified in the participant agreement. A participant agreement may permit the Fund to use such collateral to purchase the missing shares, and could subject an Authorized Participant to liability for any shortfall between the cost of the Fund acquiring such shares and the value of the collateral. Amounts are disclosed as Segregated Cash Balance from Authorized Participants for Deposit Securities and Collateral Payable upon Return of Deposit Securities on the Statement of Assets and Liabilities, when applicable.

FINANCIAL STATEMENTS | January 31, 2025

WEALTHTRUST DBS LONG TERM GROWTH ETF

Notes to Financial Statements - continuedJanuary 31, 2025 (unaudited)

Officers and Trustees Indemnification

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund enters into contracts with its vendors and others that provide for general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund. However, based on experience, the Fund expects that risk of loss to be remote.

NOTE 2 – INVESTMENT ADVISORY AND DISTRIBUTION AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES

The Advisor currently provides investment advisory services pursuant to an investment advisory agreement (the “Advisory Agreement”). Under the terms of the Advisory Agreement, the Advisor is responsible for the day-to-day management of the Fund’s investments. The Advisor also: (i) furnishes the Fund with office space and certain administrative services; (ii) provides guidance and policy direction in connection with its daily management of the Fund’s assets, subject to the authority of the Board; and (iii) is responsible for oversight of the Fund’s sub-advisor. Under the Advisory Agreement, the Advisor has agreed, at its own expense and without reimbursement from the Fund, to pay all expenses of the Fund, except for: the fee paid to the Advisor pursuant to the Advisory Agreement, interest expenses, taxes, acquired fund fees and expenses, brokerage commissions and any other portfolio transaction related expenses and fees arising out of transactions effected on behalf of the Fund, credit facility fees and expenses, including interest expenses, and litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the Fund’s business.

For its services with respect to the Fund, the Advisor is entitled to receive an annual advisory fee, calculated daily and payable monthly as a percentage of the Fund’s average daily net assets, at the rate of 0.67% of the first $250 million, 0.62% from $250 up to $500 million, and 0.57% in excess of $500 million.

The Advisor has retained Tidal Investments, LLC (the “Sub-Advisor”), to serve as sub-advisor for the Fund. Pursuant to an Investment Sub-Advisory Agreement between the Advisor and the Sub-Advisor (the “Sub-Advisory Agreement”), the Sub-Advisor is responsible for the day-to-day management of the Fund’s trading process, which includes Creation and/or Redemption basket processing. The Sub-Advisor does not select investments for the Fund’s portfolio.

FINANCIAL STATEMENTS | January 31, 2025

WEALTHTRUST DBS LONG TERM GROWTH ETF

Notes to Financial Statements - continuedJanuary 31, 2025 (unaudited)

For its services, the Sub-Advisor is paid a fee by the Advisor of 0.03%, which is calculated daily and paid monthly, based on the Fund’s average daily net assets, subject to a minimum of $20,000 per year.

Fund Administrator

Commonwealth Fund Services, Inc. (“CFS”) acts as the Fund’s administrator. As administrator, CFS supervises all aspects of the operations of the Fund except those performed by the Advisor and the Sub-Advisor. For its services, fees to CFS are computed daily and paid monthly based on the average daily net assets of the Fund. The Advisor pays these fees.

Custodian

Citibank, N.A. serves as the Fund’s Custodian pursuant to a Global Custodial and Agency Services Agreement. For its services, Citibank, N.A. is entitled to a fee. The Advisor pays these fees monthly.

Fund Accountant and Transfer Agent

Citi Fund Services, Ohio, Inc. serves as the Fund’s Fund Accountant and Transfer Agent pursuant to a Services Agreement. The Advisor pays the fees for these services monthly.

Distributor

Foreside Fund Services, LLC serves as the Fund’s principal underwriter pursuant to an ETF Distribution Agreement. The Advisor pays the fees for these services monthly.

Trustees and Officers

Each Trustee who is not an “interested person” of the Trust receives compensation for their services to the Fund. Each Trustee receives an annual retainer fee, paid quarterly. Trustees are reimbursed for any out-of-pocket expenses incurred in connection with attendance at meetings. The Advisor pays these fees.

Certain officers of the Trust are also officers and/or directors of CFS. Additionally, Practus LLP, serves as legal counsel to the Trust. John H. Lively, Secretary of the Trust, is Managing Partner of Practus LLP. J. Stephen King, Jr., Assistant Secretary of the Trust, is a Partner of Practus LLP. Neither the officers and/or directors of CFS, Mr. Lively or Mr. King receive any special compensation from the Trust or the Fund for serving as officers of the Trust.

FINANCIAL STATEMENTS | January 31, 2025

WEALTHTRUST DBS LONG TERM GROWTH ETF

Notes to Financial Statements - continuedJanuary 31, 2025 (unaudited)

The Fund’s Chief Compliance Officer and Assistant Chief Compliance Officer are not compensated directly by the Fund for it’s service. However, the Assistant Chief Compliance Officer is the Managing Member of Watermark Solutions, LLC (“Watermark”), which provides certain compliance services to the Fund, including the provision of the Chief Compliance Officer and the Assistant Chief Compliance Officer. The Chief Compliance Officer is the Managing Member of Fit Compliance, LLC, which has been retained by Watermark to provide the Chief Compliance Officer’s services.

NOTE 3 – INVESTMENTS

The costs of purchases and proceeds from the sales of securities other than in-kind transactions for the six months ended January 31, 2025, were as follows:

Purchases	Sales
$40,958,282	$40,097,125

The costs of purchases and proceeds from the sales of in-kind transactions associated with creations and redemptions for the six months ended January 31, 2025, were as follows:

Purchases	Sales	Realized Gains
$10,593,187	$—	$—

NOTE 4 – DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when certain items of income, expense, gain or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. Differences in classification may also result from the treatment of short-term gains as ordinary income for tax purposes.

FINANCIAL STATEMENTS | January 31, 2025

WEALTHTRUST DBS LONG TERM GROWTH ETF

Notes to Financial Statements - continuedJanuary 31, 2025 (unaudited)

The tax character of distributions paid during the six months ended January 31, 2025, and the year ended July 31, 2024, respectively, were as follows:

	Six Months Ended July 31, 2024	Year Ended July 31, 2024
Distributions paid from:
Ordinary income	$28,016	$119,565
Realized gains	184,228	119,565
	$212,244	$119,565

As of January 31, 2025, the components of distributable earnings (accumulated deficits) on a tax basis were as follows:

Accumulated undistributed net investment income (loss)	$10,003
Accumulated net realized gain (loss) on investments	1,385,583
Net unrealized appreciation (depreciation) on investments	7,241,980
$8,637,566

Cost of securities for Federal Income tax purpose and the related tax-based net unrealized appreciation (depreciation) consists of:

Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Total Unrealized Appreciation (Depreciation)
$35,680,789	$7,351,980	$(110,000)	$7,241,980

NOTE 5 – TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST

Shares of the Fund are listed for trading on the NYSE Floor (the “Exchange”), and trade at market prices rather than at NAV. Shares of the Fund may trade at a price that is greater than, at, or less than NAV. The Fund will issue and redeem shares at NAV only in large blocks of 10,000 shares (each block of shares is called a “Creation Unit”). Creation Units are issued and redeemed for cash and/or in-kind for securities. Individual shares may only be purchased and sold in secondary market transactions through brokers. Except when aggregated in Creation Units, the shares are not redeemable securities of the Fund.

All orders to create Creation Units must be placed with the Fund’s distributor or transfer agent either (1) through the Continuous Net Settlement System of the NSCC (“Clearing Process”), a clearing agency that is registered with the Securities and Exchange Commission (“SEC”), by a “Participating Party,” i.e., a broker-dealer or other participant in the Clearing Process; or (2) outside the Clearing Process by a DTC Participant. In each case, the Participating Party or the DTC Participant

FINANCIAL STATEMENTS | January 31, 2025

WEALTHTRUST DBS LONG TERM GROWTH ETF

Notes to Financial Statements - continuedJanuary 31, 2025 (unaudited)

must have executed an agreement with the Distributor with respect to creations and redemptions of Creation Units (“Participation Agreement”); such parties are collectively referred to as “APs” or “Authorized Participants.” Investors should contact the Distributor for the names of Authorized Participants. All Fund shares, whether created through or outside the Clearing Process, will be entered on the records of DTC for the account of a DTC Participant.

Shares of beneficial interest transactions for the Fund were:

	Six Months Ended January 31, 2025	Year Ended July 31, 2024
Shares sold	370,000	390,000
Net increase (decrease)	370,000	390,000

NOTE 6 – RISKS OF INVESTING IN THE FUND

It is important that you closely review and understand the risks of investing in the Fund. The Fund’s NAV and investment return will fluctuate based upon changes in the value of its portfolio securities. You could lose money on your investment in the Fund, and the Fund could underperform other investments. There is no guarantee that the Fund will meet its investment objective. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. A complete description of the principal risks is included in the Fund’s prospectus under the heading “Principal Risks.”

NOTE 7 – SUBSEQUENT EVENTS

Management has evaluated all transactions and events subsequent to the date of the Statement of Assets and Liabilities through the date on which these financial statements were issued. Except as already included in the notes to these financial statements, no additional items require disclosure.

FINANCIAL STATEMENTS | January 31, 2025

WEALTHTRUST DBS LONG TERM GROWTH ETF

Supplemental Information (unaudited)

Changes in and disagreements with accountants for open-end management investment companies.

Not applicable.

Proxy disclosures for open-end management investment companies.

The Trustees of the Trust authorized a Special Meeting of Shareholders that was held on August 15, 2024 (the “Special Meeting”). The Special Meeting was called for the purpose of electing Trustees to the Trust. Because the Special Meeting involved a matter that affected the Trust as a whole, the proposal was put forth for consideration by shareholders of each series of the Trust, including the Fund. A quorum of shareholders was not achieved and the Special Meeting was adjourned without action.

Remuneration paid to Directors, Officers, and others of open-end management investment companies.

For the six months ended January 31, 2025, the Advisor paid the following remuneration to Trustees and Officers:

Trustee Compensation	Chief Compliance Officer’s Services
$4,398	$4,552

Statement Regarding Basis for Approval of Investment Advisory Contract.

Advisory Agreement and Sub-Advisory Agreement Approvals

At a meeting held on September 24-25, 2024 (the “Meeting”), the Board of Trustees (each member, a “Trustee” together, the “Board”) of the ETF Opportunities Trust (the “Trust”) considered the approval of the continuation of the Investment Advisory Agreement (the “Advisory Agreement”) between the Trust and WealthTrust Asset Management LLC (“WealthTrust”) and the Investment Sub-Advisory Agreement (the “Sub-Advisory Agreement”) between WealthTrust and Tidal Investments, LLC (“Tidal”), each with respect to the WealthTrust DBS Long Term Growth ETF (“WealthTrust Fund”). The Board discussed the arrangements between WealthTrust and the Trust and WealthTrust and Tidal with respect to the WealthTrust Fund. The Board reflected on its discussions with the representatives from WealthTrust earlier in the Meeting regarding the manner in which the WealthTrust Fund was managed and the roles and responsibilities of WealthTrust and Tidal under the Advisory Agreement and the Sub-Advisory Agreement (collectively, the “WealthTrust Advisory Agreements”).

FINANCIAL STATEMENTS | January 31, 2025

WEALTHTRUST DBS LONG TERM GROWTH ETF

Supplemental Information (unaudited) - continued

The Trustees reviewed a memorandum from counsel to the Trust (“Trust Counsel”) that addressed the Trustees’ duties when considering the continuation of the WealthTrust Advisory Agreements and the responses of WealthTrust and Tidal to requests for information from Trust Counsel on behalf of the Board. A copy of this memorandum had been provided to the Trustees in advance of the Meeting. The Trustees also reviewed the responses of WealthTrust and Tidal to requests for information from Trust Counsel on behalf of the Board and noted that the responses included a copy of financial information for WealthTrust and Tidal, an expense comparison analysis for the WealthTrust Fund and comparable mutual funds and ETFs, and the WealthTrust Advisory Agreements. The Trustees discussed the types of information and factors that should be considered by the Board in order to make an informed decision regarding the approval of the WealthTrust Advisory Agreements, including the following material factors: (i) the nature, extent, and quality of the services provided by WealthTrust and Tidal; (ii) the investment performance of the WealthTrust Fund; (iii) the costs of the services to be provided and profits to be realized by WealthTrust and Tidal from the relationship with the WealthTrust Fund; (iv) the extent to which economies of scale would be realized if the WealthTrust Fund grows and whether advisory fee levels reflect those economies of scale for the benefit of their investors; and (v) possible conflicts of interest and other benefits.

In assessing these factors and reaching its decisions, the Board took into consideration information specifically prepared or presented at this Meeting. The Board requested or was provided with information and reports relevant to the approval of the WealthTrust Advisory Agreements, including: (i) information regarding the services and support to be provided by WealthTrust and Tidal to the WealthTrust Fund and its shareholders; (ii) presentations by management of WealthTrust and Tidal addressing the investment philosophy, investment strategy, personnel and operations to be utilized in managing the WealthTrust Fund; (iii) information pertaining to the compliance structure of WealthTrust and Tidal; (iv) disclosure information contained in the WealthTrust Fund’s registration statement and WealthTrust’s and Tidal’s Form ADV and/or the policies and procedures of WealthTrust and Tidal; and (v) the memorandum from Trust Counsel that summarized the fiduciary duties and responsibilities of the Board in reviewing and approving the WealthTrust Advisory Agreements, including the material factors set forth above and the types of information included in each factor that should be considered by the Board in order to make an informed decision.

The Board considered that it also requested and received various informational materials including, without limitation: (i) documents containing information about WealthTrust and Tidal, including financial information, information on personnel and the services to be provided by WealthTrust and Tidal to the

FINANCIAL STATEMENTS | January 31, 2025

WEALTHTRUST DBS LONG TERM GROWTH ETF

Supplemental Information (unaudited) - continued

WealthTrust Fund, each firm’s compliance program, information on any current legal matters, and other general information; (ii) expenses of the WealthTrust Fund and comparative expense and performance information for other ETFs with strategies similar to the WealthTrust Fund prepared by an independent third party; (iii) the anticipated effect of size on the WealthTrust Fund’s performance and expenses; and (iv) benefits anticipated to be realized by WealthTrust and Tidal from their relationship with the WealthTrust Fund.

The Board did not identify any particular information that was most relevant to its consideration to approve the WealthTrust Advisory Agreements and each Trustee may have afforded different weight to the various factors. In deciding whether to approve the WealthTrust Advisory Agreements, the Trustees considered numerous factors, including:

The nature, extent, and quality of the services provided by WealthTrust and Tidal.

In this regard, the Board considered the responsibilities of WealthTrust and Tidal under their respective WealthTrust Advisory Agreements. The Board reviewed the services provided by each of WealthTrust and Tidal to the WealthTrust Fund, including, without limitation, WealthTrust’s process for formulating investment recommendations and the processes of both WealthTrust and Tidal for assuring compliance with the WealthTrust Fund’s investment objectives and limitations; Tidal’s processes for trade execution and broker-dealer selection for portfolio transactions; the coordination of services by WealthTrust for the WealthTrust Fund among the service providers; and the anticipated efforts of WealthTrust to promote the WealthTrust Fund and grow its assets. The Board considered: the staffing, personnel, and methods of operating of WealthTrust and Tidal; the education and experience of their personnel; and information provided regarding their compliance programs, policies and procedures. The Board considered the methods to be utilized by WealthTrust in supervising Tidal as a sub-adviser to the WealthTrust Fund and the relationship between WealthTrust and Tidal. After reviewing the foregoing and further information from WealthTrust and Tidal, the Board concluded that the quality, extent, and nature of the services provided by WealthTrust and Tidal was satisfactory and adequate for the WealthTrust Fund.

The investment performance of the WealthTrust Fund.

The Board reviewed the WealthTrust Fund’s performance. The Board discussed the reports prepared by Broadridge Financial Solutions (“Broadridge”) and compared the performance of the WealthTrust Fund with the performance of its

FINANCIAL STATEMENTS | January 31, 2025

WEALTHTRUST DBS LONG TERM GROWTH ETF

Supplemental Information (unaudited) - continued

benchmark index, the S&P 500 Index (“S&P 500”), the funds in its Morningstar category, the Large Blend category, (“Category”), and a peer group selected from its Category by Broadridge (“Peer Group”). The Board noted that the WealthTrust Fund had outperformed the S&P 500, and the median of both its Category and Peer Group for the twelve-month period ended July 31, 2024.

After a detailed discussion of the WealthTrust Fund’s performance, the Board concluded, in light of all the facts and circumstances, that the investment performance of the WealthTrust Fund was satisfactory.

The costs of services to be provided and profits to be realized by WealthTrust and Tidal from the relationship with the WealthTrust Fund.

In this regard, the Board considered the financial condition of WealthTrust and the level of commitment to the WealthTrust Fund by WealthTrust. The Board also considered the assets and expenses of the WealthTrust Fund, including the nature and frequency of advisory and sub-advisory fee payments. The Board noted the information on profitability provided by WealthTrust and Tidal. The Trustees considered the WealthTrust Fund’s unitary fee structure, and compared the unitary fee of the WealthTrust Fund to the fees and expenses of the Category and Peer Group. The Trustees noted that the WealthTrust Fund’s gross and net expense ratio and gross and net advisory fee were each higher than the median of its Category and Peer Group, but were within the range of those in the Category and Peer Group. The Trustees also considered the split of the advisory fees paid to WealthTrust compared to those paid to Tidal and the respective services provided by each to the WealthTrust Fund. The Board also considered that Tidal represented that its fee for sub-advising the WealthTrust Fund is consistent with the range of fees charged to other clients. After further consideration, the Board concluded that the profitability of WealthTrust and Tidal was not unreasonable, and the fees to be paid to WealthTrust (who in turn pays Tidal) were within an acceptable range in light of the services to be rendered by WealthTrust and Tidal.

The extent to which economies of scale would be realized as the WealthTrust Fund grows and whether advisory fee levels reflect these economies of scale for the benefit of the WealthTrust Fund’ investors.

The Trustees considered the advisory fee schedule of the WealthTrust ETF, which includes breakpoints in the fee rate applicable to net assets in excess of specified levels, and how possible benefits from economies of scale may be realized by shareholders. The Board noted that the WealthTrust ETF’s unitary fee

FINANCIAL STATEMENTS | January 31, 2025

WEALTHTRUST DBS LONG TERM GROWTH ETF

Supplemental Information (unaudited) - continued

structure limits the shareholders’ exposure to fee increases. The Trustees also considered the sub-advisory fee schedule of the WealthTrust Fund. The Trustees concluded that they were satisfied with the extent to which possible economies of scale may be shared for the benefit of shareholders of the WealthTrust ETF.

Possible conflicts of interest and other benefits.

In evaluating the possibility for conflicts of interest, the Board considered such matters as: the experience and ability of the advisory and sub-advisory personnel assigned to the WealthTrust Fund; the basis of decisions to buy or sell securities for the WealthTrust Fund; the substance and administration of the Code of Ethics and other relevant policies of WealthTrust and Tidal. The Board noted that WealthTrust and Tidal have each represented that it does not utilize soft dollars or commission recapture with regard to the WealthTrust Fund. The Board also considered potential benefits for WealthTrust and Tidal in managing the WealthTrust Fund. Following further consideration and discussion, the Board concluded that the standards and practices of WealthTrust and Tidal relating to the identification and mitigation of potential conflicts of interest, as well as the benefits to be derived by each of WealthTrust and Tidal from managing the WealthTrust Fund were satisfactory.

After additional consideration of the factors delineated in the memorandum provided by Trust Counsel and further discussion and careful review by the Trustees, the Board determined that the compensation payable under the Advisory Agreement and the Sub-Advisory Agreement was fair, reasonable and within a range of what could have been negotiated at arms-length in light of all the surrounding circumstances, and they approved the WealthTrust Advisory Agreements.

ITEM 8.	CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Reference Item 7 which includes proxy disclosures for open-end management investment companies in the Supplemental Information.

ITEM 10.	REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Reference Item 7 which includes remuneration paid to the Trustees and Officers in the Supplemental Information.

ITEM 11.	STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.

Reference Item 7 which includes investment advisory contract renewal in the Supplemental Information.

ITEM 12.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to this Registrant because it is not a closed-end management investment company.

ITEM 13.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

 Not applicable to this Registrant because it is not a closed-end management investment company.

ITEM 14.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to this Registrant because it is not a closed-end management investment company.

ITEM 15.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

ITEM 16.  CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d- 15(b)).

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 17.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to this Registrant because it is not a closed-end management investment company.

ITEM 18.	RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION.

Not applicable.

ITEM 19.	EXHIBITS.

(a)(1)	Code of Ethics in response to Item 2 of this Form N-CSR - Not applicable.

(a)(2)	Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act of 1934 - Not applicable.

(a)(3)	Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)(1)	Any written solicitation to purchase securities under Rule 23c-1 under the Investment Company Act of 1940 – Not applicable.

(a)(3)(2)	Change in the registrant’s independent public accountant – Not applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:   ETF Opportunities Trust

By (Signature and Title)*:	/s/ Karen Shupe
Karen Shupe Principal Executive Officer
Date: April 7, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*:	/s/ Karen Shupe
Karen Shupe Principal Executive Officer
Date: April 7, 2025

By (Signature and Title)*:	/s/ Ann MacDonald
Ann MacDonald Principal Financial Officer
Date: April 7, 2025

* Print the name and title of each signing officer under his or her signature.